Other Financial Assets - Other financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Financial Assets
Security deposits measured at AC	€ 3,325	€ 3,350
Security deposits measured at FVTPL	1,210
Investment in equity instrument	4,641	4,641
Total non-current financial assets	9,176	7,991
Fixed term deposits		111,498
Security deposits measured at AC	8	118
Total current other financial assets	8	111,616
Total other financial assets	€ 9,184	€ 119,607